Commitments and Contingencies	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 23 — Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.

Commitment

On December 18, 2024, the Company, through its subsidiary 4Divinity SG, entered into a Publishing Agreement with NEKCOM Private Limited and its PRC affiliate (collectively, “NEKCOM”), pursuant to which 4Divinity SG was appointed as the global publisher and distributor of the video game SHOWA American Story (the “Licensed Game”) for all platforms and territories, excluding certain regions previously licensed to other parties. Under the terms of the agreement, 4Divinity SG committed to a fully recoupable minimum sales guarantee of $5,000,000, payable in tranches as defined in the agreement. In addition, 4Divinity SG agreed to furnish a non-recoupable marketing budget of $5,000,000, which will be used to support global marketing efforts for the Licensed Game. As of September 30, 2025, the Company had paid $5,000,000 of the minimum sales guarantee (See Note 18).

In connection with that certain Facility Letter dated as of October 1, 2024, as supplemented by the Supplemental Letter dated as of March 12, 2025 and July 7, 2025 between the Company and Oversea-Chinese Banking Corporation Limited (“OCBC”) for a financing of up to SGD5,000,000 (the “Facility Agreement”), the Company has issued to OCBC a warrant (the “OCBC Warrant”) to purchase up to 899,281 ordinary shares of the Company (the “Warrant Shares”) at an exercise price of US$4.17 per share (the “Exercise Price”) to meet one of the conditions precedent for the Borrower to draw down funds under the Facility Agreement. The aggregate Exercise Price payable for the total number of Warrant Shares purchasable under the Warrant shall be US$3,750,000, and shall first be used to repay all principal, interest and other amounts outstanding under the Facility Agreement with the remainder, if any, for the Borrower’s working capital. On July 29, 2025, the Company and OCBC entered into Amendment No. 1 to the Warrant (the “Amendment”) to clarify their commercial understanding that none of the terms of the Warrant shall have any legal effect on the Borrower and/or the Company unless and until the entire SGD 5,000,000 has been disbursed to the Borrower by OCBC under the Facility Agreement; and that OCBC will have no claims for penalties, damages and legal remedies of any kind against either the Company or the Borrower for non-performance of any obligations under the Warrant. The Amendment also provides that, among other things, until the full amount of SGD5,000,000 is disbursed by OCBC to the Borrower pursuant to the Facility Agreement, (i) the Warrant shall not be capable of exercise of any kind, and shall remain un-exercisable; and (ii) OCBC will have no rights to Piggyback Registration (as defined in the Warrant). Under the Amendment, the Company will have six months from the date the full amount of SGD5,000,000 is disbursed to file a registration statement for the public resale of all of the Warrant Shares (as defined in the Warrant). As of the date of issuance of the unaudited condensed consolidated financial statements, no fund has been disbursed under the Facility Agreement.